Reconciliation of Differences Between Statutory Tax Rate and Effective Income Tax Rate (Detail)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Reconciliation of Statutory Federal Tax Rate [Line Items]
Statutory tax rate	40.20%	40.20%	40.20%
Increase (reduction) in taxes resulting from:
Non-deductible expenses	1.70%	2.20%	1.90%
Deferred tax liabilities on undistributed earnings of foreign subsidiaries	4.70%	4.80%	4.40%
Deferred tax liabilities on undistributed earnings of affiliates accounted for by the equity method	9.20%	12.60%	(0.60%)
Valuation allowance	14.90%	8.10%	11.20%
Tax credits	(1.80%)	(2.60%)	(11.80%)
The difference between the statutory tax rate in Japan and that of foreign subsidiaries	(9.60%)	(9.30%)	(10.70%)
Unrecognized tax benefits adjustments	2.50%	(0.60%)	2.30%
Other	(1.20%)	0.10%	(5.10%)
Effective income tax rate	60.60%	55.50%	31.80%